14. SELLING AND MARKETING EXPENSES	12 Months Ended
Dec. 31, 2019
Notes
14. SELLING AND MARKETING EXPENSES	14.SELLING AND MARKETING EXPENSES
	Year ended December 31,
	2019	2018	2017
	$	$	$
Marketing and advertising	44,693	164,420	10,890
Shareholder communications	202,550	119,167	62,500
	247,243	283,587	73,390